(Loss) Income Per Share - Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income	$ (5,457)	$ 40,950	$ 56,009	$ 126,076
Net (loss) income available for common shareholders	$ (5,457)	$ 41,213	$ 56,009	$ 124,440
Weighted average number of common shares - basic (shares)	156,284,136	134,630,768	156,192,572	121,933,274
Dilutive effect of stock-based awards (shares)	0	543,988	266,119	570,796
Weighted average number of common shares - diluted (shares)	156,284,136	135,174,756	156,458,691	122,504,070
Earnings per common share:
Basic (usd per share)	$ (0.03)	$ 0.31	$ 0.36	$ 1.02
Diluted (usd per share)	$ (0.03)	$ 0.30	$ 0.36	$ 1.02
Entities under Common Control [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income	$ 0	$ (263)	$ 0	$ 1,636